SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MEASUREMENT ON FAIR VALUE OFRECURRING BASIS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022:

	Level	December 31, 2023	December 31, 2022
Assets:
Cash and marketable securities held in trust account	1	$50,772,949	$104,162,029